Commitments and Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Performance Guarantee [Member]
Loss Contingencies [Line Items]
Loss contingency on certain claims	$ 30.9	$ 21.5